Statement of cash flows - Schedule of reconciliation of net debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement
Net debt at start of year	£ (6,563)	£ (6,446)	£ (6,604)
Increase/(decrease) in cash and cash equivalents	15	(32)	(169)
Increase in short-term bank loans, overdrafts and commercial paper	(232)	(461)
Issuance of term debt	(1,125)	(711)
Repayment of term debt	621	1,017
Repayment of leases	38	61
Change in net debt resulting from cash flows	(683)	(126)
Borrowings in disposed businesses		8
Borrowings in acquired businesses	(2)
Remeasurement and derecognition of leases	(1)	(4)
Inception of leases	(35)	(32)
Fair value and other adjustments to debt and related derivatives	(12)	(9)
Exchange translation differences	95	46
Net debt at end of year	(7,201)	(6,563)	(6,446)
Cash and cash equivalents
Disclosure Of Cash Flow Statement
Net debt at start of year	119	155
Increase/(decrease) in cash and cash equivalents	15	(32)
Change in net debt resulting from cash flows	15	(32)
Exchange translation differences	(3)	(4)
Net debt at end of year	131	119	155
Debt
Disclosure Of Cash Flow Statement
Net debt at start of year	(6,544)	(6,497)
Increase in short-term bank loans, overdrafts and commercial paper	(232)	(461)
Issuance of term debt	(1,125)	(711)
Repayment of term debt	621	1,017
Repayment of leases	40	63
Change in net debt resulting from cash flows	(696)	(92)
Borrowings in disposed businesses		8
Borrowings in acquired businesses	(2)
Remeasurement and derecognition of leases	(1)	(4)
Inception of leases	(35)	(32)
Fair value and other adjustments to debt and related derivatives	(77)	19
Exchange translation differences	88	54
Net debt at end of year	(7,267)	(6,544)	(6,497)
Derivative financial instruments in fair value hedging relationships
Disclosure Of Cash Flow Statement
Net debt at start of year	(140)	(108)
Fair value and other adjustments to debt and related derivatives	70	(28)
Exchange translation differences	10	(4)
Net debt at end of year	(60)	(140)	(108)
Cross-currency interest rate swaps not designated as hedges
Disclosure Of Cash Flow Statement
Fair value and other adjustments to debt and related derivatives	(5)
Net debt at end of year	(5)
Finance lease receivable
Disclosure Of Cash Flow Statement
Net debt at start of year	2	4
Repayment of leases	(2)	(2)
Change in net debt resulting from cash flows	£ (2)	(2)
Net debt at end of year		£ 2	£ 4